Document and Entity Information	Mar. 20, 2022
Cover [Abstract]
Entity Registrant Name	ORASURE TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001116463
Document Type	8-K
Document Period End Date	Mar. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-16537
Entity Tax Identification Number	36-4370966
Entity Address, Address Line One	220 East First Street
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18015-1360
City Area Code	610
Local Phone Number	882-1820
Security 12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	OSUR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false